CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,289)	$ 3,831	$ 6,416
Realized foreign currency translation adjustments from subsidiaries	0	0	1,442
Foreign currency translation adjustments	782	(1,980)	(254)
Total other comprehensive income (loss)	782	(1,980)	1,188
Total comprehensive income (loss)	(507)	1,851	7,604
Total comprehensive income (loss) attributable to:
Senstar shareholders	(507)	1,851	7,604
Total comprehensive income (loss)	$ (507)	$ 1,851	$ 7,604